-------------------------------------------------------------------------------
      PROVIDENT
-------------------------------------------------------------------------------
                     400 Bellevue Parkway, Wilmington, DE 19809  Phone:
                               302-792-2555  Fax: 302-792-5876

    INSTITUTIONAL
        FUNDS

G. Willing Pepper
Chairman                  TRUST FOR FEDERAL SECURITIES

                                                                December 9, 1996

Dear Shareholder:

     Enclosed is the Annual Report to Shareholders of Trust for Federal Securities for the year ended October 31, 1996.

     The report of our Investment Adviser contains interesting commentary on the economy and on their investment strategy.

     Provident Institutional Funds remains committed to providing its shareholders with quality service, liquidity, competitive returns and stability of principal.

     Please contact your Provident Distributors, Inc. account representative or our Client Service Center at (800) 821-7432 for information on a variety of taxable and tax-exempt Money Market Funds offered by Provident Institutional Funds.

     We welcome the opportunity to service your investment needs.

                                         Sincerely,

                                         /s/ G. Willing Pepper
                                         G. Willing Pepper
                                         Chairman

              ------------------------------------------------------------------

                          TRUST FOR FEDERAL SECURITIES

                       ANNUAL INVESTMENT ADVISER'S REPORT

     In the past year, the twin issues of economic growth and inflation dominated market movements and investor expectations. In a smaller way, budget impasses, government shutdowns and a presidential election year also took their turns as market forces, but the preoccupation with accelerating business activity and the belief that this would lead to higher inflation, were the key issues on the minds of Federal Reserve policymakers and watchers alike.

     As the year progressed, economic activity continued to rebound from last year's very weak fourth quarter. The Federal Reserve's last easing of monetary policy occurred in late January. First quarter economic reports showed a strong rebound that peaked at mid-year at a growth rate of 4.5% in the nation's gross domestic product. Strong employment reports, which showed solid new job creation numbers, also contributed to a growing belief that the next Fed move would be to tighten monetary policy. The July, August and September FOMC meetings were thought to be particularly likely dates for such a move. However, a funny thing happened each time a Fed move seemed imminent. A series of weaker than expected economic reports and good news on inflation would suddenly dash the market's expectations of higher short-term interest rates. One significant change that did occur was a shift in the yield curve to a positive slope; that is, yields were higher as maturities lengthened. For much of the previous year, the yield curve was inverted based on expectations of continued Fed easing. In 1996, the situation was reversed.

     The change in the yield curve profoundly affected the investment strategy of the Trust's four portfolios; FedFund, FedTrust, T-Fund and Treasury Trust. During the summer, the Trust's other two portfolios, T-Cash and FedCash, were merged into T-Fund and FedFund, respectively. As noted in our semi-annual report, the average weighted maturities were generally lengthened toward the 50-day range to take advantage of the rise in longer-dated securities. Our focus on portfolio quality remains strong. Both FedTrust and Treasury Trust maintain their AAA Standard & Poor's ratings, and T-Fund remains AAA rated by Standard & Poor's and Moody's.

     As always, we look forward to providing you with high quality investment products that will meet your demands for stability of principal and competitive market rates of return.

                                    PNC INSTITUTIONAL MANAGEMENT CORPORATION

                               FEDFUND PORTFOLIO
                          Trust for Federal Securities
                            Statement of Net Assets

                                October 31, 1996
--------------------------------------------------------------------------------

                                    PAR
                       MATURITY    (000)         VALUE
                       --------   --------   --------------
U.S. AGENCY & INSTRUMENTALITY
  OBLIGATIONS--59.1%
  Federal Farm Credit Bank Bonds
    5.40%............. 04/01/97   $ 20,000   $   19,992,295
                                             --------------
  Federal Farm Credit Bank Variable Rate Notes+
    5.16.............. 11/06/96     40,000       39,999,191
    5.22.............. 11/06/96     85,000       84,990,459
                                             --------------
                                                124,989,650
                                             --------------
  Federal Home Loan Bank Discount Notes
    5.26.............. 02/14/97     25,000       24,616,458
    5.22.............. 02/20/97     20,000       19,678,100
    5.27.............. 02/21/97     21,430       21,078,643
    5.26.............. 03/26/97     15,000       14,682,208
    5.28.............. 03/26/97     15,000       14,681,000
                                             --------------
                                                 94,736,409
                                             --------------
  Federal Home Loan Mortgage Corporation Bonds
    4.72.............. 02/20/97      4,500        4,495,497
                                             --------------
  Federal Home Loan Mortgage Corporation
    Discount Notes
    5.34.............. 11/29/96     14,050       13,991,646
                                             --------------
  Federal National Mortgage Association Bonds
    5.60.............. 11/01/96     20,000       20,000,000
    5.47.............. 11/14/96     25,000       24,998,863
                                             --------------
                                                 44,998,863
                                             --------------
  Federal National Mortgage Association
    Discount Notes
    5.40.............. 12/16/96     20,000       19,865,000
    5.53.............. 01/10/97     25,000       24,731,181
    5.22.............. 02/06/97      5,000        4,929,675
    5.26.............. 02/20/97     25,000       24,594,542
    5.23.............. 03/27/97     15,930       15,592,116
    5.22.............. 04/24/97     20,000       19,495,400
    5.23.............. 05/01/97     25,000       24,342,618
    5.23.............. 05/02/97     15,000       14,603,392
                                             --------------
                                                148,153,924
                                             --------------
  Federal National Mortgage Association
    Medium Term Notes
    5.37.............. 12/18/96     25,000       24,995,069
                                             --------------

                                    PAR
                       MATURITY    (000)         VALUE
                       --------   --------   --------------
  Federal National Mortgage Association
    Variable Rate Notes+
    5.22%............. 11/01/96   $ 50,000   $   49,988,073
    5.36.............. 11/05/96     58,000       58,000,000
                                             --------------
                                                107,988,073
                                             --------------
  Student Loan Marketing Association
    Medium Term Notes
    5.615............. 10/29/97     30,000       29,979,514
                                             --------------
  Student Loan Marketing Association
    Variable Rate Notes+
    5.27.............. 11/05/96      5,000        5,000,000
    5.35.............. 11/05/96     76,850       76,849,411
    5.37.............. 11/05/96     48,545       48,497,714
    5.38.............. 11/05/96     10,000       10,000,000
    5.39.............. 11/05/96     20,000       20,003,981
    5.53.............. 11/05/96     26,075       26,094,971
    5.555............. 11/05/96     79,520       79,527,095
    5.58.............. 11/05/96     18,700       18,708,061
                                             --------------
                                                284,681,233
                                             --------------
      Total...............................      899,002,173
                                             --------------
U.S. GOVERNMENT SECURITIES--7.9%
  U.S. Treasury Bills
    4.835............. 02/06/97     25,000       24,674,309
                                             --------------
  U.S. Treasury Notes
    6.875............. 02/28/97     20,000       20,120,253
    6.875............. 03/31/97     55,000       55,297,520
    6.50.............. 04/30/97     20,000       20,071,965
                                             --------------
                                                 95,489,738
                                             --------------
      Total...............................      120,164,047
                                             --------------
REPURCHASE AGREEMENTS--33.0%
  Donaldson, Lufkin & Jenrette Securities Corp.
    5.60.............. 11/01/96    100,000      100,000,000
    (Agreement dated 10/31/96
      to be repurchased at
      $100,015,556,
      collateralized by
      $203,112,260 Federal
      National Mortgage
      Association STRIPS 7.66%
      to 9.50% due from
      07/01/18 to 11/01/26. The
      market value is
      $103,001,337.)

                               FEDFUND PORTFOLIO
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                    PAR
                       MATURITY    (000)         VALUE
                       --------   --------   --------------
REPURCHASE AGREEMENTS (CONTINUED)
  Lehman Government Securities, Inc.
    5.80%............. 11/01/96   $100,000   $  100,000,000
    (Agreement dated 10/31/96
      to be repurchased at
      $100,016,111,
      collateralized by
      $541,605,492 U.S.
      Treasury STRIPS 7.875% to
      8.75% due from 08/15/20
      to 08/15/21. The market
      value is $102,000,058.)
  Merrill Lynch & Co., Inc.
    5.75.............. 11/01/96     50,000       50,000,000
    (Agreement dated 10/31/96
      to be repurchased at
      $50,007,986,
      collateralized by
      $296,891,808 Federal Home
      Loan Mortgage Corporation
      Bonds, Federal Home Loan
      Mortgage Corporation
      STRIPS and Federal
      National Mortgage
      Association STRIPS 8.00%
      to 9.00% due from
      07/01/18 to 11/01/23. The
      market value is
      $51,000,371.)
    5.85.............. 11/01/96     50,000       50,000,000
    (Agreement dated 10/31/96
      to be repurchased at
      $50,008,125,
      collateralized by
      $75,156,000 Federal
      National Mortgage
      Association STRIPS,
      Resolution Funding Bonds
      and Resolution Funding
      STRIPS 6.69% to 9.375%
      due from 12/26/96 to
      04/15/30. The market
      value is $51,500,842.)
                                    PAR
                       MATURITY    (000)         VALUE
                       --------   --------   --------------
  Morgan Stanley & Co.
    5.665%............ 11/01/96   $100,000   $  100,000,000
    (Agreement dated 10/31/96
      to be repurchased at
      $100,015,736,
      collateralized by
      $101,260,000 Federal Home
      Loan Bank Bonds and
      Federal National Mortgage
      Association Bonds 6.41%
      to 9.55% due from
      11/20/02 to 09/26/11. The
      market value is
      $102,580,187.)
  PaineWebber Incorporated
    5.61.............. 11/01/96    101,800      101,800,000
    (Agreement dated 10/31/96
      to be repurchased at
      $101,815,864,
      collateralized by
      $99,415,543 U.S. Treasury
      Notes, Federal Farm
      Credit Bank Bonds,
      Federal Home Loan Bank
      Bonds, Federal National
      Mortgage Association
      Adjustable Rate Notes,
      Federal National Mortgage
      Association Medium Term
      Notes and Federal
      National Mortgage
      Association Mortgage
      Securities 4.40% to 9.00%
      due from 12/23/96 to
      10/01/25. The market
      value is $104,127,819.)
                                             --------------
        Total.............................      501,800,000
                                             --------------

                               FEDFUND PORTFOLIO
                      Statement of Net Assets (Concluded)

--------------------------------------------------------------------------------

                                                 VALUE
                                             --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $1,520,966,220*).......     100.0%   $1,520,966,220
OTHER ASSETS IN EXCESS OF
  LIABILITIES..................        0.0          309,460
                                    ------   --------------
NET ASSETS (equivalent to $1.00
  per share based on
  1,407,779,343 FedFund and
  113,778,179 FedFund Dollar
  Shares of beneficial interest
  outstanding).................     100.0%   $1,521,275,680
                                    ------   --------------
                                    ------   --------------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  ($1,521,275,680 / 1,521,557,522)........            $1.00
                                                      -----
                                                      -----

---------------
* Cost for federal income tax purposes.
+ Variable rate obligations--the rate shown is the rate as of October 31, 1996, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount can be recovered upon demand.


                                    FEDFUND
                         Maturity Schedule of Portfolio
                                October 31, 1996
                                  (Unaudited)

      MATURITY
       PERIOD              PAR           PERCENTAGE
    -------------     --------------     ----------
       1- 30 Days     $1,078,540,000        70.7%
      31- 60 Days         45,000,000         3.0
      61- 90 Days         25,000,000         1.6
      91-120 Days        145,930,000         9.6
     121-150 Days         45,930,000         3.0
    Over 150 Days        185,000,000        12.1
                      Average Weighted Maturity--44 Days
--------------------------------------------------------

                See accompanying notes to financial statements.

                                T-FUND PORTFOLIO
                          Trust for Federal Securities
                            Statement of Net Assets

                                October 31, 1996
--------------------------------------------------------------------------------

                                    PAR
                       MATURITY    (000)         VALUE
                       --------   --------   --------------
U.S. GOVERNMENT SECURITIES--32.4%
  U.S. Treasury Notes
    6.50%............. 11/30/96   $  4,000   $    4,002,964
    7.25.............. 11/30/96     90,000       90,120,959
    6.125............. 12/31/96     10,000       10,008,157
    7.50.............. 12/31/96     72,424       72,658,207
    8.00.............. 01/15/97     10,000       10,047,808
    7.50.............. 01/31/97     19,000       19,094,924
    6.75.............. 02/28/97     49,000       49,181,810
    6.875............. 02/28/97     45,000       45,199,003
    6.625............. 03/31/97     15,000       15,076,312
    6.50.............. 04/30/97    121,000      121,533,782
    6.875............. 04/30/97     15,000       15,108,731
    6.50.............. 05/15/97     82,000       82,401,465
    8.50.............. 05/15/97      9,000        9,142,649
    6.75.............. 05/31/97     49,000       49,315,030
    6.50.............. 08/15/97      9,500        9,533,340
                                             --------------
      Total...............................      602,425,141
                                             --------------
REPURCHASE AGREEMENTS--67.4%
  First (The) Boston Corp.
    5.24.............. 12/11/96     50,000       50,000,000
    (Agreement dated 10/11/96
      to be repurchased at
      $50,443,944,
      collateralized by
      $50,560,000 U.S. Treasury
      Notes 5.75% due 10/31/00.
      The market value is
      $50,949,312.)
  Goldman, Sachs & Co.
    5.54.............. 11/01/96    150,000      150,000,000
    (Agreement dated 10/31/96
      to be repurchased at
      $150,023,083,
      collateralized by
      $146,116,000 U.S.
      Treasury Notes 5.125% to
      8.875% due from 11/30/98
      to 02/15/99. The market
      value is $152,658,661.)
    5.25.............. 12/16/96     50,000       50,000,000
    (Agreement dated 10/15/96
      to be repurchased at
      $50,452,083,
      collateralized by
      $49,568,000 U.S. Treasury
      Notes 6.50% due 05/15/97.
      The market value is
      $51,342,066.)
  Greenwich Capital Markets, Inc.
    5.55.............. 11/01/96     80,000       80,000,000
    (Agreement dated 10/31/96
      to be repurchased at
      $80,012,333,
      collateralized by
      $79,938,000 U.S. Treasury
      Notes 5.625% to 8.50% due
      from 05/31/97 to
      07/31/97. The market
      value is $81,602,014.)

                                    PAR
                       MATURITY    (000)         VALUE
                       --------   --------   --------------
  Hong Kong Shanghai Bank Securities, Inc.
    5.50%............. 11/01/96   $ 80,000   $   80,000,000
    (Agreement dated 10/31/96
      to be repurchased at
      $80,012,222,
      collateralized by
      $76,715,000 U.S. Treasury
      Bonds and Notes 5.875% to
      7.25% due from 02/15/04
      to 05/15/16. The market
      value is $81,842,121.)
  Lehman Government Securities, Inc.
    5.625............. 11/01/96    100,000      100,000,000
    (Agreement dated 10/31/96
      to be repurchased at
      $100,015,625,
      collateralized by
      $100,737,000 U.S.
      Treasury Notes 5.50% to
      6.00% due from 08/31/97
      to 09/30/97. The market
      value is $102,004,381.)
  Merrill Lynch & Co., Inc.
    5.53.............. 11/01/96    150,000      150,000,000
    (Agreement dated 10/31/96
      to be repurchased at
      $150,023,042,
      collateralized by
      $623,036,000 U.S.
      Treasury Bonds and STRIPS
      6.50% to 9.125% due from
      05/15/18 to 08/15/25. The
      market value is
      $151,843,095.)
    5.25.............. 11/29/96     50,000       50,000,000
    (Agreement dated 10/23/96
      to be repurchased at
      $50,269,792,
      collateralized by
      $57,546,000 U.S. Treasury
      Bonds and STRIPS 7.50% to
      8.75% due from 08/15/19
      to 11/15/24. The market
      value is $52,160,108.)
  Morgan Stanley & Co.
    5.585............. 11/01/96    303,300      303,300,000
    (Agreement dated 10/31/96
      to be repurchased at
      $303,347,054,
      collateralized by
      $299,116,000 U.S.
      Treasury Notes 5.875% to
      8.75% due from 10/15/97
      to 06/30/99. The market
      value is $309,416,046.)

                                T-FUND PORTFOLIO
                      Statement of Net Assets (Concluded)

--------------------------------------------------------------------------------

                                    PAR
                       MATURITY    (000)         VALUE
                       --------   --------   --------------
REPURCHASE AGREEMENTS (CONTINUED)
  Nikko Securities Company International, Inc.
    5.53%............. 11/01/96   $ 80,000   $   80,000,000
    (Agreement dated 10/31/96
      to be repurchased at
      $80,012,289,
      collateralized by
      $79,277,000 U.S. Treasury
      Notes 6.25% due 06/30/98.
      The market value is
      $81,576,033.)
  Smith Barney, Inc.
    5.54.............. 11/01/96     80,000       80,000,000
    (Agreement dated 10/31/96
      to be repurchased at
      $80,012,311,
      collateralized by
      $58,190,000 U.S. Treasury
      Bonds 7.125% to 13.75%
      due from 08/15/04 to
      02/15/23. The market
      value is $81,736,829.)
  Swiss Bank Corp.
    5.52.............. 11/01/96     80,000       80,000,000
    (Agreement dated 10/31/96
      to be repurchased at
      $80,012,267,
      collateralized by
      $74,863,000 U.S. Treasury
      Bonds 7.25% due 05/15/16.
      The market value is
      $81,435,971.)
                                             --------------
        Total.............................    1,253,300,000
                                             --------------

                                                 VALUE
                                             --------------
                                             --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $1,855,725,141*).......      99.8%   $1,855,725,141
OTHER ASSETS IN EXCESS OF
  LIABILITIES..................        0.2        3,149,086
                                    ------   --------------
NET ASSETS (equivalent to $1.00
  per share based on
  1,507,666,098 T-Fund and
  351,282,423 T-Fund Dollar
  Shares of beneficial interest
  outstanding).................     100.0%   $1,858,874,227
                                    ------   --------------
                                    ------   --------------
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  ($1,858,874,227 / 1,858,948,521)........            $1.00
                                                      -----
                                                      -----
---------------
* Cost for federal income tax purposes is $1,855,785,225.
--------------------------------------------------------

                                T-FUND PORTFOLIO
                         Maturity Schedule of Portfolio
                                October 31, 1996
                                  (Unaudited)

       MATURITY
        PERIOD             PAR           PERCENTAGE
    -------------     --------------     ----------
        1- 30 Days    $1,247,300,000        67.3%
       31- 60 Days       100,000,000         5.4
       61- 90 Days        92,424,000         5.0
       91-120 Days       113,000,000         6.1
     Over 150 Days       300,500,000        16.2
                      Average Weighted Maturity--47 Days
--------------------------------------------------------

                See accompanying notes to financial statements.

                          FEDERAL TRUST FUND PORTFOLIO
                          Trust for Federal Securities
                            Statement of Net Assets

                                October 31, 1996
--------------------------------------------------------------------------------

                                       PAR
                          MATURITY    (000)       VALUE
                          --------   -------   ------------
U.S. AGENCY AND INSTRUMENTALITY
  OBLIGATIONS--100.2%
  Federal Farm Credit Bank Discount Notes
    5.27%................ 11/05/96   $10,000   $  9,994,144
    5.29................. 11/08/96     5,000      4,994,857
    5.17................. 11/25/96    15,000     14,948,300
    5.16................. 11/26/96     5,730      5,709,468
    5.34................. 12/04/96     8,000      7,960,840
    5.24................. 12/16/96    16,695     16,585,648
    5.19................. 01/02/97     7,000      6,937,432
                                               ------------
                                                 67,130,689
                                               ------------
  Federal Farm Credit Bank Variable Rate Notes+
    5.16................. 11/06/96     5,000      4,999,899
    5.22................. 11/06/96    15,000     14,998,514
                                               ------------
                                                 19,998,413
                                               ------------
  Federal Home Loan Bank Discount Notes
    5.21................. 11/06/96     2,615      2,613,108
    5.17................. 11/12/96     1,000        998,420
    5.17................. 11/13/96     5,000      4,991,383
    5.29................. 11/13/96     1,760      1,756,897
    5.19................. 11/20/96     6,740      6,721,538
    5.24................. 11/20/96     2,000      1,994,469
    5.165................ 11/21/96    11,245     11,212,734
    5.18................. 11/21/96    15,000     14,956,833
    5.22................. 11/29/96     1,800      1,792,692
    5.22................. 11/29/96     2,900      2,888,226
    5.17................. 12/16/96     6,000      5,961,225
    5.17................. 12/12/96     5,175      5,144,529
    5.34................. 12/19/96       580        575,870
    5.255................ 01/02/97     2,075      2,056,221
    5.215................ 01/09/97     2,885      2,856,163
    5.23................. 01/09/97     6,000      5,939,855
    5.215................ 01/16/97     6,885      6,730,081
    5.22................. 01/16/97     5,000      4,944,900
    5.22................. 01/23/97     2,140      2,114,245
    5.22................. 01/23/97     5,085      5,023,802
                                               ------------
                                                 91,273,191
                                               ------------
  Student Loan Marketing Association
    Discount Notes
    5.15................. 11/04/96    15,000     14,993,563
    5.17................. 12/18/96     6,105      6,063,793
    5.20................. 12/18/96     5,000      4,966,056
    5.25................. 12/18/96    10,000      9,931,458
                                               ------------
                                                 35,954,870
                                               ------------

                                       PAR
                          MATURITY    (000)       VALUE
                          --------   -------   ------------
  Student Loan Marketing Association
    Variable Rate Notes+
    5.27%................ 11/05/96   $10,000   $ 10,000,000
    5.29................. 11/05/96     1,000        999,967
    5.35................. 11/05/96     5,000      4,999,018
    5.38................. 11/05/96    30,000     30,000,000
    5.39................. 11/05/96     1,000      1,000,117
    5.555................ 11/05/96     5,000      5,000,386
    5.58................. 11/05/96     5,000      5,002,155
                                               ------------
                                                 57,001,643
                                               ------------
  Tennessee Valley Authority Discount Notes
    5.20................. 11/07/96    15,000     14,987,000
    5.18................. 11/20/96    10,000      9,972,661
    5.17................. 01/21/97     5,000      4,941,838
                                               ------------
                                                 29,901,499
                                               ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $301,260,305*)............    100.2%    301,260,305
LIABILITIES IN EXCESS OF
  OTHER ASSETS....................     (0.2)       (633,290)
                                      ------   ------------
NET ASSETS (equivalent to $1.00
  per share based on 273,951,203
  Federal Trust and 26,878,979
  Federal Trust Dollar Shares of
  beneficial interest
  outstanding)....................    100.0%   $300,627,015
                                      ------   ------------
                                      ------   ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  ($300,627,015 / 300,830,182)..............          $1.00
                                                      -----
                                                      -----
---------------
* Cost for federal income tax purposes is $301,260,673.
+ Variable Rate Obligations--the rate shown is the rate as
  of October 31, 1996, and the maturity date shown is the
  longer of the next interest readjustment date or the date
  the principal amount can be recovered upon demand.
------------------------------------------------------

                               FEDERAL TRUST FUND
                         Maturity Schedule of Portfolio
                                October 31, 1996
                                  (Unaudited)

       MATURITY
        PERIOD            PAR          PERCENTAGE
    -------------     ------------     ----------
         1-30 Days    $202,790,000         67.1%
        31-60 Days      57,555,000         19.0
        61-90 Days      41,990,000         13.9
                    Average Weighted Maturity--17 Days
------------------------------------------------------

                See accompanying notes to financial statements.

                         TREASURY TRUST FUND PORTFOLIO
                          Trust for Federal Securities
                            Statement of Net Assets

                                October 31, 1996
--------------------------------------------------------------------------------

                                    PAR
                       MATURITY    (000)         VALUE
                       --------   --------   --------------
U.S. GOVERNMENT SECURITIES--98.8%
  U.S. Treasury Bills
    4.90%............. 11/29/96   $  4,000   $    3,984,756
    5.07.............. 11/29/96      6,200        6,175,551
    4.96.............. 12/05/96      3,000        2,985,947
    4.92.............. 12/12/96     11,400       11,336,122
    4.84.............. 01/02/97        100           99,166
    4.915............. 01/02/97      7,900        7,833,129
    5.01.............. 01/02/97     40,000       39,654,867
    5.03.............. 01/30/97     50,000       49,371,250
    5.04.............. 01/30/97     62,000       61,245,503
    4.99.............. 02/20/97      4,800        4,726,148
                                             --------------
                                                187,412,439
                                             --------------
  U.S. Treasury Notes
    4.375............. 11/15/96    236,348      236,267,688
    7.25.............. 11/15/96    141,127      141,230,251
    7.25.............. 11/30/96    200,000      200,263,845
    6.25.............. 01/31/97     20,000       20,045,197
    7.50.............. 01/31/97     16,000       16,082,402
    4.75.............. 02/15/97     25,000       24,945,513
    6.875............. 02/28/97    275,000      276,388,460
                                             --------------
                                                915,223,356
                                             --------------
  U.S. Treasury STRIPS
    5.157............. 11/15/96     75,000       74,851,413
                                             --------------

                                                 VALUE
                                             --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $1,177,487,208*).......      98.8%   $1,177,487,208
OTHER ASSETS IN EXCESS OF
  LIABILITIES..................        1.2       14,399,550
                                    ------   --------------
NET ASSETS (equivalent to $1.00
  per share based on
  897,884,134 Treasury Trust
  and 294,277,197 Treasury
  Trust Dollar Shares of
  beneficial interest
  outstanding).................     100.0%   $1,191,886,758
                                    ------   --------------
                                    ------   --------------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  ($1,191,886,758 / 1,192,161,331)........            $1.00
---------------
* Cost for federal income tax purposes is $1,177,507,355.
------------------------------------------------------

                         TREASURY TRUST FUND PORTFOLIO
                         Maturity Schedule of Portfolio
                                October 31, 1996
                                  (Unaudited)

       MATURITY
        PERIOD            PAR          PERCENTAGE
    -------------     ------------     ----------
        1- 30 Days    $662,675,000        56.3%
       31- 60 Days      14,400,000         1.2
       61- 90 Days      48,000,000         4.1
       91-120 Days     452,800,000        38.4
                    Average Weighted Maturity--56 Days
------------------------------------------------------

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                            Statements of Operations
                          Year Ended October 31, 1996

                                                                                                         FEDERAL       TREASURY
                                                                                                          TRUST          TRUST
                                                                           FEDFUND        T-FUND          FUND           FUND
                                                                          PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                         -----------    -----------    -----------    -----------
Investment Income:
  Interest income....................................................... $78,950,220    $84,397,627    $15,680,538    $63,673,154
                                                                         -----------    -----------    -----------    -----------
Expenses:
  Investment advisory fee...............................................  1,856,917      1,997,839        373,549      1,560,869
  Administration fee....................................................  1,856,917      1,997,839        373,549      1,560,869
  Trustees' fees and officer's salary...................................     27,472         29,407          5,502         23,071
  Transfer agent fee....................................................    129,101        119,290         36,833         94,595
  Custodian fee.........................................................    227,936        238,530         70,745        206,592
  Shareholder computer access program...................................     90,977         82,313             --         83,920
  Legal and audit.......................................................     48,152         52,629          9,665         40,402
  Registration fees and expenses........................................     25,481         16,137         15,940         14,937
  Printing..............................................................     12,385         17,524          4,211         14,872
  Other.................................................................     48,261         69,611         14,599         56,001
                                                                         -----------    -----------    -----------    -----------
                                                                          4,323,599      4,621,119        904,593      3,656,128
  Service Organization fees--Dollar shares..............................    274,229        492,530         61,691        647,320
                                                                         -----------    -----------    -----------    -----------
                                                                          4,597,828      5,113,649        966,284      4,303,448
  Less fees waived...................................................... (1,529,198 )   (1,597,480 )     (340,341 )   (1,306,818 )
                                                                         -----------    -----------    -----------    -----------
    Total expenses......................................................  3,068,630      3,516,169        625,943      2,996,630
                                                                         -----------    -----------    -----------    -----------
  Net investment income................................................. 75,881,590     80,881,458     15,054,595     60,676,524
Realized gain (loss) on investments:
  Net realized loss from security transactions..........................    (14,773 )      (63,912 )      (14,255 )     (213,661 )
                                                                         -----------    -----------    -----------    -----------
  Net increase in net assets resulting from operations.................. $75,866,817    $80,817,546    $15,040,340    $60,462,863
                                                                         ===========    ===========    ===========    ===========

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                      Statements of Changes in Net Assets

                                                                FEDFUND PORTFOLIO                      T-FUND PORTFOLIO
                                                       -----------------------------------    -----------------------------------
                                                          YEAR ENDED         YEAR ENDED          YEAR ENDED         YEAR ENDED
                                                       OCTOBER 31, 1996   OCTOBER 31, 1995    OCTOBER 31, 1996   OCTOBER 31, 1995
                                                       ----------------   ----------------    ----------------   ----------------
Increase (decrease) in net assets:
  Operations:
    Net investment income............................  $     75,881,590   $     89,217,078    $     80,881,458   $     71,963,216
    Net gain (loss) on investments...................           (14,773)           (45,794)            (63,912)            82,827
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase in net assets resulting from
      operations.....................................        75,866,817         89,171,284          80,817,546         72,046,043
                                                       ----------------   ----------------    ----------------   ----------------
  Distributions to shareholders:
    From net investment income:
      FedFund Shares.................................       (70,341,167)       (83,746,687)                 --                 --
      FedFund Dollar Shares..........................        (5,540,423)        (5,470,391)                 --                 --
      T-Fund Shares..................................                --                 --         (71,094,135)       (67,772,884)
      T-Fund Dollar Shares...........................                --                 --          (9,787,323)        (4,190,332)
    From net realized gains:
      T-Fund Shares..................................                --                 --             (30,186)                --
      T-Fund Dollar Shares...........................                --                 --              (2,768)                --
                                                       ----------------   ----------------    ----------------   ----------------
        Total distributions to shareholders..........       (75,881,590)       (89,217,078)        (80,914,412)       (71,963,216)
                                                       ----------------   ----------------    ----------------   ----------------
  Capital share transactions:
    Sale of shares...................................    12,893,699,892     16,892,053,417      13,625,291,726     11,150,517,492
    Reinvestment of dividends........................        19,010,856         18,244,413          19,893,692         21,879,407
    Repurchase of shares.............................   (13,179,759,396)   (17,013,231,572)    (13,523,973,979)   (10,913,929,463)
    Capital issued in merger.........................       197,987,140                 --         444,037,729                 --
                                                       ----------------   ----------------    ----------------   ----------------
    Increase (decrease) in net assets derived from
      capital share transactions.....................       (69,061,508)      (102,933,742)        565,249,168        258,467,436
                                                       ----------------   ----------------    ----------------   ----------------
        Total increase (decrease) in net assets......       (69,076,281)      (102,979,536)        565,152,302        258,550,263
Net assets:
  Beginning of period................................     1,590,351,961      1,693,331,497       1,293,721,925      1,035,171,662
                                                       ----------------   ----------------    ----------------   ----------------
  End of period......................................  $  1,521,275,680   $  1,590,351,961    $  1,858,874,227   $  1,293,721,925
                                                       ================   ================    ================   ================

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                      Statements of Changes in Net Assets

                                                                  FEDERAL TRUST                         TREASURY TRUST
                                                                 FUND PORTFOLIO                         FUND PORTFOLIO
                                                       -----------------------------------    -----------------------------------
                                                          YEAR ENDED         YEAR ENDED          YEAR ENDED         YEAR ENDED
                                                       OCTOBER 31, 1996   OCTOBER 31, 1995    OCTOBER 31, 1996   OCTOBER 31, 1995
                                                       ----------------   ----------------    ----------------   ----------------
Increase (decrease) in net assets:
  Operations:
    Net investment income............................  $    15,054,595    $    15,556,733     $    60,676,524    $    71,612,012
    Net gain (loss) on investments...................          (14,255 )          (28,332 )          (213,661 )          207,807
                                                       ---------------    ---------------     ---------------    ---------------
    Net increase in net assets resulting from
      operations.....................................       15,040,340         15,528,401          60,462,863         71,819,819
                                                       ---------------    ---------------     ---------------    ---------------
  Distributions to shareholders:
    From net investment income:
      Federal Trust Shares...........................      (13,824,260 )      (14,527,800 )                --                 --
      Federal Trust Dollar Shares....................       (1,230,335 )       (1,028,933 )                --                 --
      Treasury Trust Shares..........................               --                 --         (48,204,888 )      (61,302,514 )
      Treasury Trust Dollar Shares...................               --                 --         (12,471,636 )      (10,309,498 )
                                                       ---------------    ---------------     ---------------    ---------------
        Total distributions to shareholders..........      (15,054,595 )      (15,556,733 )       (60,676,524 )      (71,612,012 )
                                                       ---------------    ---------------     ---------------    ---------------
  Capital share transactions:
    Sale of shares...................................    1,759,666,416      2,175,257,820       7,377,831,706      6,693,714,678
    Reinvestment of dividends........................        3,353,428          3,867,949          19,149,426         20,785,978
    Repurchase of shares.............................   (1,728,498,456 )   (2,239,024,990 )    (7,529,986,362 )   (6,588,171,696 )
                                                       ---------------    ---------------     ---------------    ---------------
    Increase (decrease) in net assets derived from
      capital share transactions.....................       34,521,388        (59,899,221 )      (133,005,230 )      126,328,960
                                                       ---------------    ---------------     ---------------    ---------------
        Total increase (decrease) in net assets......       34,507,133        (59,927,553 )      (133,218,891 )      126,536,767
Net assets:
  Beginning of period................................      266,119,882        326,047,435       1,325,105,649      1,198,568,882
                                                       ---------------    ---------------     ---------------    ---------------
  End of period......................................  $   300,627,015    $   266,119,882     $ 1,191,886,758    $ 1,325,105,649
                                                       ===============    ===============     ===============    ===============

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)

                                                                                                                         FEDFUND
                                                                                                                          DOLLAR
                                                                                                                          SHARES
                                                                                                                         --------
                                                                               FEDFUND SHARES                              YEAR
                                                     ------------------------------------------------------------------   ENDED
                                                                                                                         OCTOBER
                                                                           YEAR ENDED OCTOBER 31,                          31,
                                                     ------------------------------------------------------------------  --------
                                                        1996          1995          1994          1993          1992       1996
                                                     ----------    ----------    ----------    ----------    ----------  --------
Net Asset Value, Beginning of Period................     $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00    $ 1.00
                                                     ----------    ----------    ----------    ----------    ----------  --------
Income From Investment Operations:
 Net Investment Income..............................      .0529         .0571         .0377         .0308         .0397     .0504
 Net Capital Gains..................................         --            --            --         .0001         .0010        --
                                                     ----------    ----------    ----------    ----------    ----------  --------
   Total From Investment Operations.................      .0529         .0571         .0377         .0309         .0407     .0504
                                                     ----------    ----------    ----------    ----------    ----------  --------
Less Distributions:
Dividends to Shareholders from:
 Net Investment Income..............................     (.0529)       (.0571)       (.0377)       (.0308)       (.0397)   (.0504)
 Net Capital Gains..................................         --            --            --        (.0001)       (.0010)       --
                                                     ----------    ----------    ----------    ----------    ----------  --------
   Total Distributions..............................     (.0529)       (.0571)       (.0377)       (.0309)       (.0407)   (.0504)
                                                     ----------    ----------    ----------    ----------    ----------  --------
Net Asset Value, End of Period......................     $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00    $ 1.00
                                                     ==========    ==========    ==========    ==========    ==========  ========
Total Return........................................       5.41%         5.86%         3.84%         3.12%         4.15%     5.16%
Ratios/Supplemental Data:
Net Assets, End of Period $(000).................... $1,407,529    $1,377,175    $1,557,562    $1,290,971    $2,976,954  $113,747
Ratio of Expenses to Average Daily Net Assets.......       .19%(1)       .18%(1)        .18%(1)       .20%(1)       .27%     .44%(1)
Ratio of Net Investment Income to Average Daily Net
 Assets.............................................      5.29%         5.71%          3.76%         3.08%         3.91%     5.04%


                                                                                          FEDFUND
                                                                                           DOLLAR
                                                                                           SHARES
                                                                                          --------
                                                                                            YEAR
                                                                                           ENDED
                                                                                          OCTOBER
                                                                                            31,
                                                                                          --------
                                                        1995        1994        1993        1992
                                                      --------    --------    --------    --------
Net Asset Value, Beginning of Period................    $ 1.00      $ 1.00      $ 1.00      $ 1.00

                                                      --------    --------    --------    --------
Income From Investment Operations:
 Net Investment Income..............................     .0546       .0352       .0283       .0372
 Net Capital Gains..................................        --          --       .0001       .0010
                                                      --------    --------    --------    --------
   Total From Investment Operations.................     .0546       .0352       .0284       .0382
                                                      --------    --------    --------    --------
Less Distributions:
Dividends to Shareholders from:
 Net Investment Income..............................    (.0546)     (.0352)     (.0283)     (.0372)
 Net Capital Gains..................................        --          --      (.0001)     (.0010)
                                                      --------    --------    --------    --------
   Total Distributions..............................    (.0546)     (.0352)     (.0284)     (.0382)
                                                      --------    --------    --------    --------
Net Asset Value, End of Period......................    $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                      ========    ========    ========    ========
Total Return........................................      5.61%       3.59%       2.87%       3.90%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)....................  $213,177    $135,769    $169,877    $148,363
Ratio of Expenses to Average Daily Net Assets.......      .43%(1)     .43%(1)     .45%(1)      .52%
Ratio of Net Investment Income to Average Daily Net
 Assets.............................................     5.46%       3.51%       2.83%        3.66%

---------------
(1) Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .30%, .29%, .30% and .27%, respectively, for the years ended October 31, 1996, 1995, 1994, and 1993 for FedFund Shares, and .55%, .54%, .55% and .52%, respectively, for the years ended October 31, 1996, 1995, 1994 and 1993, for FedFund Dollar Shares.

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)

                                                                                    T-FUND SHARES
                                                          ------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                          ------------------------------------------------------------------
                                                             1996          1995          1994          1993          1992
                                                          ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period.....................     $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00

                                                          ----------    ----------    ----------    ----------    ----------
Income From Investment Operations:
 Net Investment Income...................................      .0528         .0565         .0368         .0303         .0392
                                                          ----------    ----------    ----------    ----------    ----------
   Total From Investment Operations......................      .0528         .0565         .0368         .0303         .0392
                                                          ----------    ----------    ----------    ----------    ----------
Less Distributions:
Dividends to Shareholders from:
 Net Investment Income...................................     (.0528)       (.0565)       (.0368)       (.0303)       (.0392)
                                                          ----------    ----------    ----------    ----------    ----------
   Total Distributions...................................     (.0528)       (.0565)       (.0368)       (.0303)       (.0392)
                                                          ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period...........................     $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                                          ==========    ==========    ==========    ==========    ==========
Total Return.............................................       5.40%         5.80%         3.75%         3.07%         3.99%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)......................... $1,507,603    $1,211,220    $1,012,977    $1,361,624    $1,327,743
Ratio of Expenses to Average Daily Net Assets............       .19%(1)        .18%(1)       .18%(1)       .20%(1)       .28%
Ratio of Net Investment Income to Average Daily Net
 Assets..................................................      5.26%          5.66%         3.65%         3.03%         3.93%

                                                                          T-FUND DOLLAR SHARES
                                                           ---------------------------------------------------
                                                                         YEAR ENDED OCTOBER 31,
                                                           ---------------------------------------------------
                                                             1996       1995       1994       1993       1992
                                                           --------    -------    -------    -------    ------
Net Asset Value, Beginning of Period.....................    $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00
                                                           --------    --------   --------   --------   --------
Income From Investment Operations:
 Net Investment Income...................................     .0503      .0540      .0343      .0278     .0367
                                                           --------    --------   --------   --------   --------
   Total From Investment Operations......................     .0503      .0540      .0343      .0278     .0367
                                                           --------    --------   --------   --------   --------
Less Distributions:
Dividends to Shareholders from:
 Net Investment Income...................................    (.0503)    (.0540)    (.0343)    (.0278)   (.0367)
                                                           --------    --------   --------   --------   --------
   Total Distributions...................................    (.0503)    (.0540)    (.0343)    (.0278)   (.0367)
                                                           --------    --------   --------   --------   --------
Net Asset Value, End of Period...........................    $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00
                                                           ========    ========   ========   ========   ========
Total Return.............................................      5.15%      5.55%      3.50%      2.82%     3.74%
Ratios/Supplemental Data:
Net Assets, End of Period $(000).........................  $351,271    $82,502    $22,195    $13,328    $4,915
Ratio of Expenses to Average Daily Net Assets............       .44%(1)    .43%(1)    .43%(1)    .45%(1)   .53%
Ratio of Net Investment Income to Average Daily Net
 Assets..................................................      5.01%      5.41%      3.40%      2.78%     3.68%

---------------
(1) Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .30%, .29%, .29% and .28%, respectively, for the years ended October 31, 1996, 1995, 1994, and 1993 for T-Fund Shares, and .55%, .54%, .54% and .53%, respectively, for the years ended October 31, 1996, 1995, 1994, and 1993 for T-Fund Dollar Shares.

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)

                                                                                   FEDERAL TRUST SHARES
                                                                 --------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                                 --------------------------------------------------------
                                                                   1996        1995        1994        1993        1992
                                                                 --------    --------    --------    --------    --------
Net Asset Value, Beginning of Period............................   $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00

                                                                 ----------  ----------  ----------  ----------  ----------
Income From Investment Operations:
 Net Investment Income..........................................    .0523       .0563       .0380       .0302       .0389
 Net Capital Gains..............................................       --          --          --       .0001       .0018
                                                                 ----------  ----------  ----------  ----------  ----------
   Total From Investment Operations.............................    .0523       .0563       .0380       .0303       .0407
                                                                 ----------  ----------  ----------  ----------  ----------
Less Distributions:
Dividends to Shareholders from:
 Net Investment Income..........................................   (.0523)     (.0563)     (.0380)     (.0302)     (.0389)
 Net Capital Gains..............................................       --          --          --      (.0001)     (.0018)
                                                                 ----------  ----------  ----------  ----------  ----------
   Total Distributions..........................................   (.0523)     (.0563)     (.0380)     (.0303)     (.0407)
                                                                 ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period..................................   $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                                 ==========  ==========  ==========  ==========  ==========
Total Return....................................................     5.35%       5.77%       3.87%       3.06%       4.15%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)................................ $273,752    $237,718    $317,769    $257,125    $428,365
Ratio of Expenses to Average Daily Net Assets(1)................      .19%        .18%        .18%        .18%        .20%
Ratio of Net Investment Income to Average Daily Net Assets......     5.22%       5.61%       3.85%       3.02%       3.75%

                                                                              FEDERAL TRUST DOLLAR SHARES
                                                                  ---------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                                  ---------------------------------------------------
                                                                   1996       1995       1994       1993       1992
                                                                  -------    -------    -------    -------    -------
Net Asset Value, Beginning of Period............................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00

                                                                  --------   --------   --------   --------   --------
Income From Investment Operations:
 Net Investment Income..........................................    .0498      .0538      .0355      .0277      .0364
 Net Capital Gains..............................................       --         --         --      .0001      .0018
                                                                  --------   --------   --------   --------   --------
   Total From Investment Operations.............................    .0498      .0538      .0355      .0278      .0382
                                                                  --------   --------   --------   --------   --------
Less Distributions:
Dividends to Shareholders from:
 Net Investment Income..........................................   (.0498)    (.0538)    (.0355)    (.0277)    (.0364)
 Net Capital Gains..............................................       --         --         --     (.0001)    (.0018)
                                                                  --------   --------   --------   --------   --------
   Total Distributions..........................................   (.0498)    (.0538)    (.0355)    (.0278)    (.0382)
                                                                  --------   --------   --------   --------   --------
Net Asset Value, End of Period..................................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                                  ========   ========   ========   ========   ========
Total Return....................................................     5.10%      5.52%      3.62%      2.81%      3.90%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)................................  $26,875    $28,402    $ 8,278    $ 1,025    $ 2,442
Ratio of Expenses to Average Daily Net Assets(1)................      .44%       .43%       .43%       .43%       .45%
Ratio of Net Investment Income to Average Daily Net Assets......     4.97%      5.36%      3.60%      2.77%      3.50%

---------------
(1) Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .31%, .32%, .31%, .29% and .30%, respectively, for the years ended October 31, 1996, 1995, 1994, 1993 and 1992 for Federal Trust Shares, and .56%, .57%, .56%, .54% and .55%,
    respectively, for the years ended October 31, 1996, 1995, 1994, 1993 and 1992 for Federal Trust Dollar Shares.

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)

                                                                                                                           TREASURY
                                                                                                                            TRUST
                                                                                                                            DOLLAR
                                                                                                                            SHARES
                                                                                                                           --------
                                                                           TREASURY TRUST SHARES                             YEAR
                                                      ----------------------------------------------------------------      ENDED
                                                                                                                           OCTOBER
                                                                           YEAR ENDED OCTOBER 31,                            31,
                                                      ----------------------------------------------------------------     --------
                                                        1996         1995          1994          1993          1992          1996
                                                      --------    ----------    ----------    ----------    ----------     --------
Net Asset Value, Beginning of Period.................   $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00       $ 1.00

                                                      ----------  ----------    ----------    ----------    ----------     --------
Income From Investment Operations:
 Net Investment Income...............................    .0508         .0545         .0359         .0292         .0380        .0483
                                                      ----------  ----------    ----------    ----------    ----------     --------
   Total From Investment Operations..................    .0508         .0545         .0359         .0292         .0380        .0483
                                                      ----------  ----------    ----------    ----------    ----------     --------
Less Distributions:
Dividends to Shareholders from:
 Net Investment Income...............................   (.0508)       (.0545)       (.0359)       (.0292)       (.0380)      (.0483)
                                                      ----------  ----------    ----------    ----------    ----------     --------
   Total Distributions...............................   (.0508)       (.0545)       (.0359)       (.0292)       (.0380)      (.0483)
                                                      ----------  ----------    ----------    ----------    ----------     --------
Net Asset Value, End of Period.......................   $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00       $ 1.00
                                                      ==========  ==========    ==========    ==========    ==========     ========
Total Return.........................................     5.20%         5.59%         3.65%         2.96%         3.85%        4.95%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)..................... $897,659    $1,101,834    $1,016,635    $1,188,412    $1,552,207     $294,228
Ratio of Expenses to Average Daily Net Assets(1).....      .19%          .18%          .18%          .18%          .20%         .44%
Ratio of Net Investment Income to Average Daily Net
 Assets..............................................     5.08%         5.45%         3.57%         2.92%         3.78%        4.83%

                                                                                           TREASURY
                                                                                            TRUST
                                                                                            DOLLAR
                                                                                            SHARES
                                                                                           --------
                                                                                             YEAR
                                                                                            ENDED
                                                                                           OCTOBER
                                                                                              31,
                                                         1995        1994        1993        1992
                                                       --------    --------    --------    --------
Net Asset Value, Beginning of Period.................    $ 1.00      $ 1.00      $ 1.00      $ 1.00

                                                       --------    --------    --------    --------
Income From Investment Operations:
 Net Investment Income...............................     .0520       .0334       .0267       .0355
                                                       --------    --------    --------    --------
   Total From Investment Operations..................     .0520       .0334       .0267       .0355
                                                       --------    --------    --------    --------
Less Distributions:
Dividends to Shareholders from:
 Net Investment Income...............................    (.0520)     (.0334)     (.0267)     (.0355)
                                                       --------    --------    --------    --------
   Total Distributions...............................    (.0520)     (.0334)     (.0267)     (.0355)
                                                       --------    --------    --------    --------
Net Asset Value, End of Period.......................    $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                       ========    ========    ========    ========
Total Return.........................................      5.34%       3.40%       2.71%       3.60%
Ratios/Supplemental Data:
Net Assets, End of Period $(000).....................  $223,272    $181,934    $258,206    $218,320
Ratio of Expenses to Average Daily Net Assets(1).....       .43%        .43%        .43%        .45%
Ratio of Net Investment Income to Average Daily Net
 Assets..............................................      5.20%       3.32%       2.67%       3.53%

---------------
(1) Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .30%, .29%, .29%, .28%, and .27%, respectively, for the years ended October 31, 1996, 1995, 1994, 1993, and 1992 for Treasury Trust Shares, and .55%, .54%, .54%, .53%, and .52%, respectively, for the years ended October 31, 1996, 1995, 1994, 1993 and 1992 for Treasury Trust Dollar Shares.

                See accompanying notes to financial statements.

                         Notes to Financial Statements

A. Trust for Federal Securities (the Company) was established as a Pennsylvania business trust under a Declaration of Trust originally dated as of May 14, 1975, and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Company consists of four separate portfolios, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.

  On July 31, 1996, the Shareholders of the FedCash and T-Cash portfolios of the Company approved an asset purchase agreement providing for the acquisition of all of the assets and liabilities of the Company's FedCash and T-Cash portfolios by the Company's FedFund and T-Fund portfolios, respectively. This was a 1 for 1 tax free exchange in which FedFund acquired all of the net assets of FedCash aggregating $197,987,140 and T-Fund acquired all of the net assets of T-Cash aggregating $444,037,729 for shares at $1.00 per share. The per share net asset values for FedFund and T-Fund before and after the reorganization were $1.00 and $1.00, respectively.

  The FedFund portfolio has two classes of shares, FedFund Shares and FedFund Dollar Shares. The T-Fund portfolio has three classes of shares, T-Fund Shares, T-Fund Dollar Shares and T-Fund Plus Shares. The Federal Trust Fund portfolio has two classes of shares, Federal Trust Shares and Federal Trust Dollar Shares. The Treasury Trust Fund portfolio also has two classes of shares, Treasury Trust Shares and Treasury Trust Dollar Shares. Each portfolio's classes of shares are identical in all respects, except that Dollar Shares and Plus Shares are sold to institutions (Service Organizations) which provide support services to their customers who beneficially own such shares, in consideration of the Company's payment of 0.25% (on an annualized basis) of the average daily net asset value of the Dollar Shares or Plus Shares held by the institutions for the benefit of their customers. The Service Organization fee is applicable only to the earnings of the respective Dollar Shares or Plus Shares. The Plus Shares also bear distribution fees of 0.15% (on an annualized basis) of their average daily net asset value payable to the Company's distributor, PDI, for distribution and sales support services. T-Fund Plus Shares were approved as a separate class of shares by the Board of Trustees of the Company on March 22, 1996. No T-Fund Plus Shares have been sold as of October 31, 1996.

B. Significant accounting policies are as follows:

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements

  Security Valuation: Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Company seeks to maintain the net asset value per share of each portfolio at $1.00.

  Repurchase Agreements--The Company may purchase, for FedFund and T-Fund, money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature.

  Dividends to Shareholders--Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net income for dividend purposes includes interest accrued, discount earned and net realized short term gains on portfolio securities, less the amortization of market premium and applicable expenses. Capital gains, if any, are distributed at least once a year.

  Federal Taxes--No provision is made for federal taxes as it is the Company's intention to have each portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

  Other--Investment transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Expenses not directly attributable to a specific portfolio are allocated among the portfolios based on their relative net assets.

C. Under agreements among the Company, PNC Bank, National Association (PNC Bank) and PNC Institutional Management Corporation (PIMC), an indirect wholly owned subsidiary of PNC Bank, PIMC manages the Company's portfolios and maintains their financial accounts. PNC Bank is the Company's sub-advisor and custodian and PFPC Inc. (PFPC) is the Company's transfer agent.

  Provident Distributors, Inc. (PDI) serves as the Company's distributor. No compensation is payable by the Company to PDI for its distribution services, except that the T-Fund Plus Shares pay PDI a distribution fee of .15% of their average net assets per annum for distribution and sales support services.

  The Company has entered into an Administration Agreement with PFPC and PDI for certain administrative services.

  In return for their advisory and administrative services, the Company pays PIMC and the administrators each a fee, computed daily and payable monthly, based upon an annualized percentage of the combined average net assets of each portfolio as follows:

  .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .085% of the next $1 billion and .08% of net assets in excess of $7 billion.

  If expenses borne by any portfolio in any fiscal year exceed the applicable expense limitation imposed by state securities regulations, the administrators and PIMC will each reimburse the portfolio for one-half of any excess expense up to the amount of fees payable to it (except where such regulations require reimbursement regardless of the fees payable to it).

  The administrators and PIMC have also agreed to reduce their fees, on an equal basis, to the extent necessary to ensure that the total operating expenses (excluding Service Organization fees) of each portfolio do not exceed .20% of their respective average net assets (.18% from November 1, 1995 to February 19, 1996). For the year ended October 31, 1996, the administrators and PIMC waived, on an equal basis, a total of $1,529,198 of the administration and advisory fees payable to them with respect to FedFund, $1,597,480 with respect to T-Fund, $340,341 with respect to Federal Trust Fund and $1,306,818 with respect to Treasury Trust Fund.

  Service Organization fees of $731,687 were paid to affiliates of PNC Bank for the year ended October 31, 1996.

D. The Company's Declaration of Trust permits the Trustees to authorize the issuance of an unlimited number of full and fractional shares of beneficial interest (shares) in the Company and to classify or reclassify any unissued shares into one or more additional classes of shares.

    Transactions in shares of the Company are summarized as follows:

                                                                               FEDFUND PORTFOLIO
                                                                      ------------------------------------
                                                                         YEAR ENDED          YEAR ENDED
                                                                      OCTOBER 31, 1996    OCTOBER 31, 1995
                                                                      ----------------    ----------------
Shares sold:
    FedFund........................................................      9,628,571,506      11,897,165,860
    FedFund Dollar.................................................      3,265,128,386       4,994,887,557
Shares issued in reinvestment of dividends:
    FedFund........................................................         14,249,401          14,676,714
    FedFund Dollar.................................................          4,761,455           3,567,699
Shares repurchased:
    FedFund........................................................     (9,810,439,998)    (12,092,201,363)
    FedFund Dollar.................................................     (3,369,319,398)     (4,921,030,209)
Shares issued from merger:
    FedFund........................................................        198,044,619                  --
                                                                      ----------------    ----------------
       Net decrease in shares......................................        (69,004,029)       (102,933,742)
                                                                      ================    ================

                                                                                T-FUND PORTFOLIO
                                                                      ------------------------------------
                                                                         YEAR ENDED          YEAR ENDED
                                                                      OCTOBER 31, 1996    OCTOBER 31, 1995
                                                                      ----------------    ----------------
Shares sold:
    T-Fund.........................................................     12,513,467,305      10,751,797,471
    T-Fund Dollar..................................................      1,111,824,421         398,720,021
Shares issued in reinvestment of dividends:
    T-Fund.........................................................         19,221,200          21,795,447
    T-Fund Dollar..................................................            672,492              83,960
Shares repurchased:
    T-Fund.........................................................    (12,629,448,435)    (10,575,430,244)
    T-Fund Dollar..................................................       (894,525,544)       (338,499,219)
Shares issued from merger:
    T-Fund.........................................................        393,229,363                  --
    T-Fund Dollar..................................................         50,811,711                  --
                                                                      ----------------    ----------------
       Net increase in shares......................................        565,252,513         258,467,436
                                                                      ================    ================

                   Notes to Financial Statements (Concluded)

                                                                            FEDERAL TRUST FUND PORTFOLIO
                                                                        ------------------------------------
                                                                           YEAR ENDED          YEAR ENDED
                                                                        OCTOBER 31, 1996    OCTOBER 31, 1995
                                                                        ----------------    ----------------
Shares sold:
    Federal Trust....................................................     1,615,471,302       2,021,718,870
    Federal Trust Dollar.............................................       144,195,114         153,538,950
Shares issued in reinvestment of dividends:
    Federal Trust....................................................         3,217,621           3,762,129
    Federal Trust Dollar.............................................           135,807             105,820
Shares repurchased:
    Federal Trust....................................................    (1,582,641,507)     (2,105,505,257)
    Federal Trust Dollar.............................................      (145,856,949)       (133,519,733)
                                                                         --------------      --------------
       Net increase (decrease) in shares.............................        34,521,388         (59,899,221)
                                                                         ==============      ==============

                                                                           TREASURY TRUST FUND PORTFOLIO
                                                                        ------------------------------------
                                                                           YEAR ENDED          YEAR ENDED
                                                                        OCTOBER 31, 1996    OCTOBER 31, 1995
                                                                        ----------------    ----------------
Shares sold:
    Treasury Trust...................................................     6,593,661,701       6,141,999,392
    Treasury Trust Dollar............................................       784,170,005         551,715,286
Shares issued in reinvestment of dividends:
    Treasury Trust...................................................         9,135,502          12,182,325
    Treasury Trust Dollar............................................        10,013,924           8,603,653
Shares repurchased:
    Treasury Trust...................................................    (6,806,800,550)     (6,069,160,791)
    Treasury Trust Dollar............................................      (723,185,812)       (519,010,905)
                                                                         --------------      --------------
       Net increase (decrease) in shares.............................      (133,005,230)        126,328,960
                                                                         ==============      ==============

E. At October 31, 1996, net assets consisted of:

                                                                                FEDERAL          TREASURY
                                             FEDFUND            T-FUND         TRUST FUND       TRUST FUND
                                            PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
                                          --------------    --------------    ------------    --------------
Paid-in capital........................   $1,521,557,522    $1,858,948,521    $300,830,182    $1,192,161,331
Accumulated net realized loss on
  security transactions................         (281,842)          (74,294)       (203,167)         (274,573)
                                          --------------    --------------    --------------  --------------
                                          $1,521,275,680    $1,858,874,227    $300,627,015    $1,191,886,758
                                          ==============    ==============    ==============  ==============

F. At October 31, 1996, FedFund, T-Fund, Federal Trust, and Treasury Trust had capital loss carryovers amounting to $281,842, $14,210, $202,799 and $254,426, respectively, expiring at various times from 2001 to 2004. The capital loss carryovers are available to offset possible future capital gains of the related portfolios.

             Results of Special Meeting of Shareholders (Unaudited)

At a special meeting of Shareholders of the Company on July 31, 1996 the following action approving a Plan of Reorganization of the Company's FedCash and T-Cash investment portfolios into the Company's FedFund and T-Fund investment portfolios, respectively, and a liquidating distribution of such shares to the shareholders of the FedCash and T-Cash portfolios was taken:

          APPROVAL OF PLAN OF REORGANIZATION
-------------------------------------------------------
                                    VOTES
  PORTFOLIO        VOTES FOR       AGAINST    ABSTAINED
--------------   --------------    -------    ---------
FedCash.......   233,687,989.09      0.00        0.00
T-Cash........   249,810,553.28      0.00        0.00

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of Trust for Federal Securities:

     We have audited the accompanying statements of net assets of Trust for Federal Securities (the "Company"), comprising, respectively, the FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund portfolios, as of October 31, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years presented. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1996 by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising Trust for Federal Securities as of October 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the years presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
December 6, 1996

       Board of Trustees
         G. Willing Pepper
           Chairman
         G. Nicholas Beckwith III
         Philip E. Coldwell
         Robert R. Fortune
         Jerrold B. Harris
         Rodney D. Johnson

       Officers
         G. Willing Pepper
           President
         Edward J. Roach
           Vice President and Treasurer
         W. Bruce McConnel, III
           Secretary

       Investment Adviser
         PNC Institutional Management
         Corporation
         400 Bellevue Parkway
         Wilmington, DE 19809

       Co-Administrators
         PFPC Inc.
         400 Bellevue Parkway
         Wilmington, DE 19809

         Provident Distributors, Inc.
         259 Radnor-Chester Road
         Suite 120
         Radnor, PA 19087

       Distributor
         Provident Distributors, Inc.
         259 Radnor-Chester Road
         Suite 120
         Radnor, PA 19087

       Transfer Agent
         PFPC Inc.
         P.O. Box 8950
         Wilmington, DE 19885-9628

       This report is submitted for
       the general information of the
       shareholders of the Company.
       It is not authorized for
       distribution to prospective
       investors unless accompanied
       or preceded by effective
       prospectuses for each
       portfolio of the Company,
       which contain information
       concerning the investment
       policies of the portfolios as
       well as other pertinent
       information.

       PIF-A-003

                                                        FEDFUND
                                                        T-FUND
                                                  FEDERAL TRUST FUND
                                                  TREASURY TRUST FUND
                                                 Investment Portfolios
                                                      Offered by
                                             Trust for Federal Securities

                                                         LOGO
                                                         LOGO
                                             Annual Report to Shareholders
                                                   October 31, 1996